Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	$ 10	$ 9	$ 6
Loans to associates	0		9
Other amounts owed by associates and joint ventures	1	2	1
Amounts owed to associates and joint ventures	2
Associates [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	9	8	5
Loans to associates	0		9
Other amounts owed by associates and joint ventures	1	2	1
Amounts owed to associates and joint ventures	2
Joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	1	$ 1	$ 1
Loans to associates	0
Other amounts owed by associates and joint ventures	0
Amounts owed to associates and joint ventures	$ 0